Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Goodwill And Other Intangible Assets

	Goodwill	Other Intangible Assets	Total
	(In millions)
Cost:
At January 1, 2010	$257.7	$783.6	$1,041.3
Additions	—	3.4	3.4
Disposals	(0.6)	(361.0)	(361.6)

At December 31, 2010	$257.1	$426.0	$683.1

Additions	—	2.6	2.6
Disposals	(49.7)	(173.0)	(222.7)
Impairment	—	(0.3)	(0.3)

At December 31, 2011	$207.4	$255.3	$462.7

Accumulated amortization:
At January 1, 2010	$—	$(623.9)	$(623.9)
Charged in year	—	(28.4)	(28.4)
Disposals	—	346.6	346.6
Impairment	—	(0.9)	(0.9)

At December 31, 2010	$—	$(306.6)	$(306.6)

Charged in year	—	(15.9)	(15.9)
Disposals	—	169.7	169.7

At December 31, 2011	—	(152.8)	(152.8)

Net book value: December 31, 2011	$207.4	$102.5	$309.9

Net book value: December 31, 2010	$257.1	$119.4	$376.5

Schedule Of Other Intangible Assets

	2011	2010
Tysabri	$96.9	$109.5
Other intangible assets	5.6	9.9

Total other intangible assets	$102.5	$119.4

Schedule Of Expected Future Amortization Expense Of Current Other Intangible Assets

Year ending December 31, 2012	$14.7
2013	14.3
2014	13.5
2015	12.6
2016	12.1
2017 and thereafter	35.3

Total	$102.5